Statements of Consolidated Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Statement of Stockholders' Equity [Abstract]
Tax benefit of stock plans	$ 2.7	$ 5.9	$ 7.3